UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Money Market Fund

SEMIANNUAL REPORT
May 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$.80	$.65	$1.00
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$.81	$.66	$1.01
Ending value (after expenses)	$1,024.13	$1,024.28	$1,023.93
†

Expenses are equal to the fund’s annualized expense ratio of ..16% for Wealth Shares, .13% for Service Shares and .20% for Premier Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2021 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 5.3%
Collateralized Commercial Paper FLEX	0.21	5/23/2022	25,000,000	[a]	24,948,083
Collateralized Commercial Paper FLEX	0.31	1/3/2022	77,000,000	[a]	76,860,350
Collateralized Commercial Paper V	0.21	2/4/2022	35,000,000	[a]	34,949,367
LMA Americas	0.18	8/12/2021	35,000,000	[a]	34,987,400
Total Asset-Backed Commercial Paper (cost $171,745,200)			171,745,200
Commercial Paper - 22.8%
Bank of Nova Scotia, 3 Month LIBOR +.05%	0.23	8/3/2021	100,000,000	[b,c]	100,000,261
BNP Paribas/Paris	0.02	6/1/2021	60,000,000	[a]	60,000,000
DBS Bank	0.17	10/18/2021	50,000,000	[a]	49,967,181
Dexia Credit Local	0.16	6/4/2021	37,500,000	[a]	37,499,500
Mizuho Bank	0.19	8/24/2021	25,000,000	[a]	24,989,208
National Australia Bank, 1 Month SOFR +.20%	0.21	6/1/2021	100,000,000	[b,c]	100,000,000
Prudential Funding	0.03	6/3/2021	100,000,000	[a]	99,999,833
Skandinaviska Enskilda Banken	0.18	9/3/2021	24,500,000	[a]	24,488,485
Skandinaviska Enskilda Banken	0.18	8/19/2021	34,750,000	[a]	34,736,274
Svenska Handelsbanken, 3 Month LIBOR +.04%	0.20	8/9/2021	115,000,000	[b,c]	114,999,440
Swedbank	0.19	11/19/2021	20,000,000	[a]	19,982,425
Swedbank	0.18	8/9/2021	50,000,000	[a]	49,983,229
Westpac Securities	0.17	7/30/2021	22,000,000	[a]	21,993,871
Total Commercial Paper (cost $738,639,707)			738,639,707
Negotiable Bank Certificates of Deposit - 16.5%
Bank of Montreal/Chicago Il, 3 Month SOFR +.16%	0.17	6/1/2021	50,000,000	[b]	50,000,000
Bank of Nova Scotia/Houston, 3 Month SOFR +.18%	0.19	6/1/2021	20,000,000	[b]	20,000,000
Bank of Nova Scotia/Houston, 3 Month SOFR +.22%	0.23	6/1/2021	35,000,000	[b]	35,013,887
Mitsubishi UFJ Trust & Banking Corp./New York	0.15	8/16/2021	25,000,000		25,000,000
Mitsubishi UFJ Trust & Banking Corp./New York	0.16	6/2/2021	50,000,000		50,000,000
Mitsubishi UFJ Trust & Banking Corp./New York	0.16	6/4/2021	50,000,000		50,000,000
Mizuho Bank/New York	0.15	8/13/2021	25,000,000		25,000,000
Skandinaviska Enskilda Banken/New York	0.18	7/26/2021	7,000,000		7,000,481
Sumitomo Mitsui Banking Corp./New York, 1 Month SOFR +.11%	0.12	6/1/2021	50,000,000	[b]	50,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 16.5% (continued)
Sumitomo Mitsui Banking Corp./New York	0.16	6/3/2021	50,000,000		50,000,000
Sumitomo Mitsui Trust Bank/New York, 1 Month SOFR +.11%	0.12	6/1/2021	25,000,000	[b]	25,000,000
Sumitomo Mitsui Trust Bank/New York, 1 Month SOFR +.15%	0.16	6/2/2021	50,000,000	[b]	50,000,000
Sumitomo Mitsui Trust Bank/New York	0.21	9/21/2021	50,000,000		50,000,000
Toronto-Dominion Bank/New York, 3 Month EFFR +.16%	0.22	6/1/2021	50,000,000	[b]	50,000,000
Total Negotiable Bank Certificates of Deposit (cost $537,014,368)			537,014,368
Time Deposits - 41.6%
Cooperatieve Rabobank (New York)	0.02	6/1/2021	41,000,000		41,000,000
Credit Agricole (New York)	0.03	6/1/2021	120,000,000		120,000,000
DNB Bank (Cayman)	0.01	6/1/2021	160,000,000		160,000,000
KBC Bank (New York)	0.02	6/1/2021	160,000,000		160,000,000
Natixis (New York)	0.02	6/1/2021	160,000,000		160,000,000
Nordea Bank (New York)	0.02	6/1/2021	160,000,000		160,000,000
NRW. Bank/Dusseldorf	0.04	6/1/2021	160,000,000		160,000,000
Royal Bank of Canada (Toronto)	0.05	6/1/2021	160,000,000		160,000,000
Svenska Handelsbanken (New York)	0.02	6/1/2021	40,000,000		40,000,000
Swedbank (New York)	0.01	6/1/2021	90,000,000		90,000,000
Toronto-Dominion Bank (Toronto)	0.04	6/1/2021	100,000,000		100,000,000
Total Time Deposits (cost $1,351,000,000)			1,351,000,000
U.S. Treasury Bills - 3.1%
U.S. Cash Management Bills (cost $99,996,694)	0.09	6/15/2021	100,000,000	[a]	99,996,694
Repurchase Agreements - 10.6%
Bank of America Securities, OBFR +.28%, Tri-Party Agreement thru BNY Mellon, dated 5/28/2021 due at interest rate reset date of 6/1/2021 in the amount of $41,001,412 (fully collateralized by: Equities, valued at $45,100,020)	0.31	7/2/2021	41,000,000	[d]	41,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Repurchase Agreements - 10.6% (continued)

BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 5/28/2021 due at maturity date in the amount of $65,001,011 (fully collateralized by: Asset-Backed Securities, 0.00%-4.25%, due 11/15/2023-6/28/2057, Corporate Debt Securities, 0.35%-9.81%, due 6/11/2021-1/1/2499, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 4.00%-4.50%, due 2/15/2047-6/15/2047, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-3.00%, due 1/25/2050-12/25/2050, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 3.50%-6.06%, due 1/25/2048-4/25/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.59%, due 6/25/2029, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.25%-6.48%, due 11/20/2033-1/20/2071, Private Label Collateralized Mortgage Obligations, 0.00%-0.00%, due 9/11/2038-1/18/2045, valued at $68,687,746)

	0.14	6/1/2021	65,000,000		65,000,000
BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 5/28/2021 due at maturity date in the amount of $25,000,389 (fully collateralized by: Corporate Debt Securities, 4.50%-8.50%, due 4/21/2023-5/1/2025, valued at $27,213,713)	0.14	6/1/2021	25,000,000		25,000,000
BNP Paribas, OBFR +.28%, Tri-Party Agreement thru BNY Mellon, dated 5/28/2021 due at interest rate reset date of 6/1/2021 in the amount of $97,003,449 (fully collateralized by: Asset-Backed Securities, 0.47%-7.48%, due 2/18/2025-11/15/2048, valued at $99,910,001)	0.32	7/2/2021	97,000,000	[d]	97,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 10.6% (continued)
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 5/28/2021 due at maturity date in the amount of $75,000,958 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 4.00%, due 6/25/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.18%-3.00%, due 3/20/2051-9/16/2060, valued at $81,000,000)	0.12	6/1/2021	75,000,000	75,000,000
Goldman Sachs, Tri-Party Agreement thru BNY Mellon, dated 5/28/2021 due at maturity date in the amount of $40,000,044 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.15%-6.50%, due 10/20/2024-6/15/2056, valued at $40,800,000)	0.01	6/1/2021	40,000,000	40,000,000
Total Repurchase Agreements (cost $343,000,000)			343,000,000
Total Investments (cost $3,241,395,969)			99.9%	3,241,395,969
Cash and Receivables (Net)			.1%	1,843,928
Net Assets			100.0%	3,243,239,897

EFFR—Effective Federal Funds Rate

LIBOR—London Interbank Offered Rate

OBFR—Overnight Bank Funding Rate

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities amounted to $314,999,701 or 9.71% of net assets.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of May 31, 2021 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At May 31, 2021, these securities amounted to $138,000,000 or 4.26% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banks	86.2
Repurchase Agreements	10.6
U.S. Treasury Securities	3.1
99.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $343,000,000) —Note 1(b)	3,241,395,969	3,241,395,969
Cash		2,421,333
Receivable for shares of Common Stock subscribed		506,120,145
Interest receivable		249,132
Prepaid expenses		291,373
		3,750,477,952
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		204,936
Payable for shares of Common Stock redeemed		506,371,711
Directors’ fees and expenses payable		30,370
Other accrued expenses		631,038
		507,238,055
Net Assets ($)		3,243,239,897
Composition of Net Assets ($):
Paid-in capital		3,243,277,175
Total distributable earnings (loss)		(37,278)
Net Assets ($)		3,243,239,897

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	1,039,357,652	2,077,165,755	126,716,490
Shares Outstanding	1,039,439,459	2,077,585,429	126,735,781
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Interest Income	2,112,172
Expenses:
Management fee—Note 2(a)	4,430,275
Administrative service fees—Note 2(c)	5,029,528
Shareholder servicing costs—Note 1 and Note 2(c)	3,908,308
Distribution and prospectus fees—Note 2(b)	990,601
Registration fees	397,324
Directors’ fees and expenses—Note 2(d)	102,738
Prospectus and shareholders’ reports	59,689
Professional fees	48,919
Custodian fees—Note 2(c)	36,956
Chief Compliance Officer fees—Note 2(c)	7,862
Miscellaneous	27,608
Total Expenses	15,039,808
Less—reduction in expenses due to undertaking—Note 2(a)	(13,068,762)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(5,597)
Net Expenses	1,965,449
Investment Income—Net	146,723
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(2,604)
Net Increase in Net Assets Resulting from Operations	144,119

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)[a]	Year Ended November 30, 2020
Operations ($):
Investment income—net	146,723	6,775,042
Net realized gain (loss) on investments	(2,604)	(34,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	144,119	6,740,368
Distributions ($):
Distributions to shareholders:
Wealth Shares	(4,969)	(175,575)
Service Shares	(140,397)	(6,771,940)
Premier Shares	(1,357)	(26,196)
Total Distributions	(146,723)	(6,973,711)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	624,318,653	141,483,154
Service Shares	3,880,956,011	2,843,418,362
Premier Shares	134,612,857	5,720,014
Net assets received in connection with reorganization—Note 1	461,426,366	-
Distributions reinvested:
Wealth Shares	4,623	169,581
Service Shares	134,235	6,625,803
Premier Shares	422	24,349
Cost of shares redeemed:
Wealth Shares	(91,778,461)	(164,699,742)
Service Shares	(4,612,512,561)	(2,865,155,903)
Premier Shares	(17,864,617)	(8,487,957)
Increase (Decrease) in Net Assets from Capital Stock Transactions	379,297,528	(40,902,339)
Total Increase (Decrease) in Net Assets	379,294,924	(41,135,682)
Net Assets ($):
Beginning of Period	2,863,944,973	2,905,080,655
End of Period	3,243,239,897	2,863,944,973

[a]	Effective February 1, 2021, the fund Class A, Class B and Dreyfus Class shares were renamed Wealth, Service and Premier shares, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Wealth Shares	May 31, 2021	Year Ended November 30,
(Unaudited)[a]		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.003	.016	.012	.004	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.003)	(.016)	(.012)	(.004)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.26	1.63	1.25	.39	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64[d]	.90	.89	.78	.79	.74
Ratio of net expenses to average net assets	.16[d]	.55	.88	.78	.78	.54
Ratio of net investment income to average net assets	.01[d]	.27	1.63	1.19	.39	.01
Net Assets, end of period ($ x 1,000)	1,039,358	49,985	73,035	88,153	1,238,371	1,141,649

a Effective February 1, 2021, the fund Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Service Shares	May 31, 2021	Year Ended November 30,
(Unaudited)[a]		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.002	.014	.010	.002	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.002)	(.014)	(.010)	(.002)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.24	1.44	1.00	.18	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.08	1.07	1.07	1.07	1.04
Ratio of net expenses to average net assets	.13[d]	.57	1.02	1.02	.99	.55
Ratio of net investment income to average net assets	.01[d]	.22	1.49	.98	.17	.01
Net Assets, end of period ($ x 1,000)	2,077,166	2,808,974	2,824,333	6,468,059	7,201,871	8,190,050

a Effective February 1, 2021, the fund Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Premier Shares	May 31, 2021	Year Ended November 30,
	(Unaudited)[a]	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.004	.019	.014	.005	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]	(.004)	(.019)	(.014)	(.005)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.36	1.88	1.44	.49	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36[d]	.64	.56	.64	.62	.71
Ratio of net expenses to average net assets	.20[d]	.46	.56	.64	.62	.62
Ratio of net investment income to average net assets	.01[d]	.41	2.02	1.80	.71	.03
Net Assets, end of period ($ x 1,000)	126,716	4,987	7,713	1,678,336	848	61

a Effective February 1, 2021, the fund Dreyfus Class shares were renamed Premier shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Money Market Fund (the “fund”) is the sole series of General Money Market Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective on February 1, 2021 (the “Effective Date”), the fund was renamed “Dreyfus Money Market Fund”. As of the Effective Date, the fund Class A shares, Class B shares and Dreyfus Class shares were renamed “Wealth shares”, “Service shares” and “Premier shares”, respectively.

As of the close of business on May 13, 2021, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Liquid Assets, Inc. Class 1, Class 2 and Class Z shares were transferred to the fund in a tax free exchange at cost basis for Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Liquid Assets, Inc. Class 1 and Class Z shares received Wealth shares and Class 2 received Premier shares of the fund in an amount equal to the aggregate net asset value of their investment in Dreyfus Liquid Assets, Inc. Class 1, Class 2 and Class Z shares at the time of the exchange. The net asset value of the fund’s shares on the close of business on May 13, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Premier shares, and a total of 456,909,499 Wealth Shares and 5,000,361 Premier shares were issued to shareholders of Dreyfus Liquid Assets, Inc. Class 1, Class 2 and Class Z shares in the exchange.

The net assets as of the merger date for Dreyfus Liquid Assets, Inc. and the fund were as follows:

Net Assets ($)
Dreyfus Liquid Assets, Inc.	461,426,366
Dreyfus Money Market Fund	2,851,077,913

Assuming the merger had been completed on December 1, 2020, the fund’s pro forma results in the Statement of Operations during the period ended May 31, 2021 would be as follows:

Net investment income	$164,492[1]
Net realized gain (loss) on investments	$(2,854)[2]
Net increase (decrease) in net assets resulting from operations	$161,638

1 $146,723 as reported in the Statement of Operations, plus $17,769 Dreyfus Liquid Assets, Inc., pre-merger.

2 $(2,604) as reported in the Statement of Operations plus $(250) Dreyfus Liquid Assets, Inc, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of Dreyfus Liquid Assets, Inc that have been included in the fund’s Statement of Operations since May 13, 2021.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Wealth shares (7 billion shares authorized), Service shares (28.5 billion shares authorized) and Premier shares (7 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. In addition, Service shares was charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Service shares. During the period ended May 31, 2021, sub-accounting service fees amounted to $244,707 for Service shares and are included in Shareholder servicing costs in the Statement of Operations. Effective February 1, 2021 the fund’s sub-accounting/omnibus account plan with respect to Services shares had been terminated. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Short-Term Investments	-	3,241,395,969	-	3,241,395,969

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $34,674 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2020. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. Effective on February 1, 2021, the management agreement between the fund and the Adviser was amended to reflect a reduction in the management fee payable by the fund to the Adviser from an annual rate of .50% to an annual rate of .20% of the value of the fund’s average daily net assets. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2021, there was no reduction in expenses pursuant to the Agreement.

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $12,675,381 during the period ended May 31, 2021.

The Adviser had also undertaken from December 1, 2020 through May 31, 2021 to reduce the direct expenses of Service shares, if the aggregate expenses of Service shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.02% of the value of the average daily net assets of Service shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. The reduction in expenses for Service shares, pursuant to the undertaking, amounted to $393,381 during period ended May 31, 2021.

(b) Under the Distribution Plan with respect to Service shares, had adopted pursuant to Rule 12b-1 under the Act, Service shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Service shares. In addition, Service shares had reimbursed the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2021, Service shares were charged $990,601 pursuant to the Distribution Plan. Effective February 1, 2021, the fund’s Rule 12b-1 Distribution Plan with respect to Service shares had been terminated.

(c) Under the Reimbursement Shareholder Services Plan with respect to Wealth and Premier shares (the “Reimbursement Shareholder Services Plan”), Wealth shares had reimbursed the Distributor at an amount not to exceed an annual rate of .05% and Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of the average daily net assets of their shares for certain allocated expenses of providing certain services to the holders of Wealth and Premier shares. Effective February 1, 2021, with respect to Premeir shares the annual rate of the Reimbursment Shareholder Service Plan had decreased from an annual rate of .25% to an annual rate of .05% of the average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2021, Wealth and Premier shares were charged $7,421 and $0, respectively, pursuant to the Reimbursement Shareholder Services Plan. Effective February 1, 2021, the Reimbursement Shareholder Service Plan with respect to Wealth shares has been terminated.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth and Premier shares average net assets for such fiscal year, the Wealth and Premier shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. The reduction in expenses for Wealth shares, pursuant to the undertaking, amounted to $5,597 during the period ended May 31, 2021.

Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pays the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. Effective February 1, 2021, with respect to Wealth shares the annual rate of the Compensation Shareholder Service

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Plan had increased from an annual rate of .20% to an annual rate of .25% of the average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2021, Wealth and Service shares were charged $120,066 and $3,509,776, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

Effective February 1, 2021, the fund has adopted an Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor or the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended May 31, 2021, Service shares were charged $5,029,528, pursuant to the Administrative Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $21,721 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $36,956 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2021, the fund was charged $1,160 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2021, the fund was charged $7,862 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $612,730, Administrative Services Plan fees of $1,243,500, Shareholder Services Plans fees of $636,167, custodian fees of $36,904, Chief Compliance Officer fees of $11,793 and transfer agency fees of $57,982, which are offset against an expense reimbursement currently in effect in the amount of $2,394,140.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

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For More Information

Dreyfus Money Market Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Wealth shares: GMMXX Service shares: GMBXX Premier shares: GMGXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0196SA0521

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)                    Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2021

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: July 21, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)